Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Schedule of Deposits by Type

Deposits at December 31, 2013 and 2012 are summarized as follows:

(Dollars in thousands)	2013	2012
Negotiable order of withdrawal (NOW)	$4,859,430	$4,490,914
Money market deposits accounts (MMDA)	3,779,581	3,738,480
Savings deposits	387,397	364,703
Certificates of deposit and other time deposits	1,710,592	2,154,180

	$10,737,000	$10,748,277

Schedule of Time Deposits

Total time deposits summarized by denomination at December 31, 2013 and 2012 are as follows:

(Dollars in thousands)	2013	2012
Time deposits less than $100,000	$804,250	$1,007,665
Time deposits greater than $100,000	906,342	1,146,515

	$1,710,592	$2,154,180

Schedule of Maturities of Certificates of Deposit

A schedule of maturities of all certificates of deposit as of December 31, 2013 is as follows:

(Dollars in thousands) Year ending December 31,
2014	$1,264,077
2015	214,924
2016	126,102
2017	36,563
2018	39,330
2019 and thereafter	29,596

$1,710,592